DEBT (10K) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
DEBT [Abstract]
Debt Outstanding
Debt consists of the following:

(In thousands)	Maturity Date	Interest Rate	March 31, 2015	December 31, 2014

Senior term notes	September 11, 2019	LIBOR + 9.9% - 10.64%	$68,775	$69,388
Less: debt discount			(4,116)	(4,509)
Total senior term notes, net of discount			64,659	64,879

Subordinated notes payable to prior Image shareholders	October 3, 2018	12%	16,034	16,034

Debt			$80,693	$80,913

Debt as of December 31, 2014 consists of the following:

(In thousands)
	Maturity Date	Interest Rate	December 31, 2014
Senior secured term notes	September 11, 2019	LIBOR + 9.9% - 10.64%	$69,388
Less: debt discount			(4,509)
Total senior-term notes, net of discount			64,879

Subordinated notes payable to prior Image shareholders	October 3, 2018	12%	16,034

Debt			$80,913

Debt as of December 31, 2013 consists of the following:

(I (In thousands)	Maturity Date	Interest Rate	December 31, 2013

Revolving credit facility	October 3, 2017	Prime + 5% or LIBOR + 6%	$14,949

Senior secured term notes:
Term loan – A	October 3, 2017	Prime or LIBOR + 4.5% - 5.5%	20,476
Term loan – B	April 3, 2018	Prime or LIBOR + 6.25% - 7.25%	12,287
Term loan – C	April 3, 2018	Prime or LIBOR + 9.25% - 10.25%	15,517
Principal balance outstanding			48,280
Less: debt discount			(2,007)
Total senior term notes			46,273

Subordinated notes payable prior Image shareholders	October 3, 2018	12%	15,042
Debt, net of discount			76,264

Subordinated production loan - Foyle's War	November 8, 2014	LIBOR + 2.15%	1,294
Debt			$77,558

Future Minimum Principal Payments
Future minimum principal payments as of March 31, 2015 are as follows:

(In thousands)	Senior Notes	Subordinated Notes	Total

2015	$1,837	$—	$1,837
2016	2,975	—	2,975
2017	4,375	—	4,375
2018	59,588	16,034	75,622
	$68,775	$16,034	$84,809

Future minimum principal payments as of December 31, 2014 are as follows:

(In thousands)	Senior Notes	Subordinated Notes	Total

2015	$2,450	$—	$2,450
2016	2,975	—	2,975
2017	4,375	—	4,375
2018	59,588	16,034	75,622
	$69,388	$16,034	$85,422

Schedule of Future Leverage Ratio Requirements
Financial covenants include the following:

	December 31, 2014	2015	2016	Thereafter
Leverage Ratios:
Senior debt-to-Adjusted EBITDA	4.64 : 1.00	Ranges from 4.87 : 1.00 to 4.03 : 1.00	Ranges from 3.86 : 1:00 to 2:67 : 1.00	2.67 : 1.00
Total debt-to-Adjusted EBITDA	5.71 : 1.00	Ranges from 6.09 : 1.00 to 5.06 : 1.00	Ranges from 4.82 : 1:00 to 3.44 : 1.00	3.44 : 1.00
Fixed charge coverage ratio	1.10 : 1.00	Ranges from 1.07 : 1.00 to 1.20 : 1.00	Ranges from 1.24 : 1.00 to 1.59 : 1.00	1.59 : 1.00

The Credit Agreement contains certain financial and non-financial covenants beginning on December 31, 2014.  Financial covenants are assessed quarterly and are based on Adjusted EBITDA, as defined in the Credit Agreement.  Financial covenants vary each quarter and generally become more restrictive over time.  Financial covenants include the following:

	December 31, 2014	2015	2016	Thereafter
Leverage Ratios:

Senior debt-to-Adjusted EBITDA	4.64 : 1.00	Ranges from 4.87 : 1.00 to 4.03 : 1.00	Ranges from 3.86 : 1:00 to 2:67 : 1.00	2.67 : 1.00
Total debt-to-Adjusted EBITDA	5.71 : 1.00	Ranges from 6.09 : 1.00 to 5.06 : 1.00	Ranges from 4.82 : 1:00 to 3.44 : 1.00	3.44 : 1.00
Fixed charge coverage ratio	1.10 : 1.00	Ranges from 1.07 : 1.00 to 1.20 : 1.00	Ranges from 1.24 : 1.00 to 1.59 : 1.00	1.59 : 1.00